Supplemental Equity and Comprehensive Income Information	12 Months Ended
Dec. 31, 2017
Supplemental Equity and Comprehensive Income Information
Supplemental Equity and Comprehensive Income Information

NOTE 7.  Supplemental Equity and Comprehensive Income Information

Common stock ($.01 par value per share) of 3.0 billion shares is authorized, with 944,033,056 shares issued. Preferred stock, without par value, of 10 million shares is authorized but unissued.

Cash dividends declared and paid totaled $1.175 and $1.11 per share for each quarter in 2017 and 2016, respectively, which resulted in total year declared dividends of $4.70 and $4.44 per share, respectively. In 2015, 3M’s Board of Directors declared a second, third, and fourth quarter dividend of $1.025 per share, which resulted in total year 2015 declared dividends of $3.075 per share. In December 2014, 3M’s Board of Directors declared a first quarter 2015 dividend of $1.025 per share (paid in March 2015).

Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M by Component

		Defined Benefit	Cash Flow	Total
		Pension and	Hedging	Accumulated
	Cumulative	Postretirement	Instruments,	Other
	Translation	Plans	Unrealized	Comprehensive
(Millions)	Adjustment	Adjustment	Gain (Loss)	Income (Loss)
Balance at December 31, 2014, net of tax:	$(1,095)	$(5,293)	$99	$(6,289)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(447)	367	212	132
Amounts reclassified out	—	537	(174)	363
Total other comprehensive income (loss), before tax	(447)	904	38	495
Tax effect	(137)	(415)	(13)	(565)
Total other comprehensive income (loss), net of tax	(584)	489	25	(70)
Balance at December 31, 2015, net of tax:	$(1,679)	$(4,804)	$124	$(6,359)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(244)	(1,122)	57	(1,309)
Amounts reclassified out	—	421	(109)	312
Total other comprehensive income (loss), before tax	(244)	(701)	(52)	(997)
Tax effect	(85)	177	19	111
Total other comprehensive income (loss), net of tax	(329)	(524)	(33)	(886)
Balance at December 31, 2016, net of tax:	$(2,008)	$(5,328)	$91	$(7,245)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	91	(600)	(311)	(820)
Amounts reclassified out	—	483	(7)	476
Total other comprehensive income (loss), before tax	91	(117)	(318)	(344)
Tax effect	279	169	115	563
Total other comprehensive income (loss), net of tax	370	52	(203)	219
Balance at December 31, 2017, net of tax:	$(1,638)	$(5,276)	$(112)	$(7,026)

Income taxes are not provided for foreign translation relating to permanent investments in international subsidiaries, but tax effects within cumulative translation does include impacts from items such as net investment hedge transactions. Reclassification adjustments are made to avoid double counting in comprehensive income items that are also recorded as part of net income.

Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M

	Amounts Reclassified from
Details about Accumulated Other	Accumulated Other Comprehensive Income
Comprehensive Income Components	Year ended December 31,			Location on Income
(Millions)	2017	2016	2015	Statement
Gains (losses) associated with defined benefit pension and postretirement plans amortization
Transition asset	$—	$1	$1	See Note 12
Prior service benefit	89	92	79	See Note 12
Net actuarial loss	(570)	(506)	(626)	See Note 12
Curtailments/Settlements	(2)	(8)	9	See Note 12
Total before tax	(483)	(421)	(537)
Tax effect	116	148	176	Provision for income taxes
Net of tax	$(367)	$(273)	$(361)

Cash flow hedging instruments gains (losses)
Foreign currency forward/option contracts	$8	$110	$178	Cost of sales
Commodity price swap contracts	—	—	(2)	Cost of sales
Interest rate swap contracts	(1)	(1)	(2)	Interest expense
Total before tax	7	109	174
Tax effect	(3)	(39)	(63)	Provision for income taxes
Net of tax	$4	$70	$111
Total reclassifications for the period, net of tax	$(363)	$(203)	$(250)